BORROWINGS (Tables)	6 Months Ended
Jun. 30, 2024
Borrowings [abstract]
Schedule of borrowings

	30 June	30 June	31 December
USDm	2024	2023	2023

Falling due within one year	175.7	197.3	172.5
Falling due between one and two years	153.3	166.7	146.5
Falling due between two and three years	146.5	148.5	147.2
Falling due between three and four years	116.2	136.4	110.8
Falling due between four and five years	327.5	225.7	119.8
Falling due after five years	350.3	286.4	370.1
Total	1,269.5	1,161.0	1,066.9
Borrowing costs	-16.3	-13.5	-13.9
Right-of-use lease liabilities	4.8	6.2	6.6
Total borrowings	1,258.0	1,153.7	1,059.6